Business Acquisitions - Summary of Estimated Fair Value of Assets Acquired and Liabilities Assumed (Detail) - USD ($) $ in Millions	12 Months Ended
	Feb. 28, 2019	Feb. 21, 2019
Assets Purchased
Current assets		$ 40
Property, plant and equipment		25
Acquired technology		283
In-process research and development		66
Customer relationships		277
Trade Name		20
Goodwill		899
Non-cash assets acquired		1,610
Liabilities Assumed
Current liabilities		27
Debt		125
Deferred revenue		95
Deferred income tax liability		22
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Noncurrent Liabilities		8
Liabilities assumed		277
Net non-cash assets acquired		1,333
Cash acquired	$ 10
Restricted cash acquired	4
Net assets acquired		1,347
Settlement of acquiree debt		125
Total consideration		1,472
Consideration
Cash consideration	1,416
Pre-combination service of replacement awards included in purchase consideration		21
Exchange shares related to business combination	35
Settlement of acquiree debt		125
Total consideration		1,472
Acquisition-related costs (included in selling, general and administration expenses for the fiscal year ended February 29, 2016)	$ 12
Total purchase price		$ 1,472
Weighted average useful life acquired technology	8 years
Weighted average useful life IPR&D	9 years
Weighted average useful life, customer relationship	9 years
Weighted average useful life Trade Name	7 years